Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes for the years ended December 31, 2019, 2018 and 2017 consisted of the following.

	2019	2018	2017
U.S.	$—	$169.0	$(145.8)
Non-U.S.	190.9	180.5	33.1
Income (loss) before income taxes	$190.9	$349.5	$(112.7)

Components of (Benefit) Provision for Income Taxes
The following table details the components of the provision (benefit) for income taxes for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Current:
U.S. federal	$6.3	$25.6	$64.0
U.S. state and local	0.9	1.5	3.0
Non-U.S.	45.2	47.8	49.8
Deferred:
U.S. federal	(13.2)	14.4	(217.5)
U.S. state and local	0.5	(0.7)	—
Non-U.S.	(7.9)	(8.5)	(30.5)
Provision (benefit) for income taxes	$31.8	$80.1	$(131.2)

Reconciliation of Effective Income Tax Rate
The U.S. federal corporate statutory rate is reconciled to the Company’s effective income tax rate for the years ended December 31, 2019, 2018 and 2017 as follows.

	2019	2018	2017
U.S. federal corporate statutory rate	21.0%	21.0%	35.0%
State and local taxes, less federal tax benefit	1.4	0.3	3.1
U.S. deferred change due to U.S. tax law change	—	4.3	79.5
Net effects of foreign tax rate differential	1.3	2.2	6.2
Sale of subsidiary	—	0.3	(4.6)
Repatriation cost	—	(0.5)	3.8
U.S. transition tax toll charge net of FTC	—	(3.7)	(56.2)
Global Intangible Low-Tax Income ("GILTI")	(2.5)	3.4	—
ASC 740-30 (formerly APB 23)	1.2	(1.0)	61.2
Valuation allowance changes	(2.5)	(1.2)	(1.1)
Uncertain tax positions	0.4	0.1	1.9
Equity compensation	(9.1)	(3.0)	(9.2)
Nondeductible foreign interest expense	—	1.7	(3.0)
Capital gain	3.0	—	—
Nondeductible acquistion costs	3.5	0.1	(1.0)
Other, net	(1.0)	(1.1)	0.7
Effective income tax rate	16.7%	22.9%	116.3%

Deferred Tax Assets and Liabilities
The principal items that gave rise to deferred income tax assets and liabilities as of December 31, 2019 and 2018 are as follows.

	2019	2018
Deferred Tax Assets:
Reserves and accruals	$34.1	$51.0
Postretirement benefits - pensions	19.3	17.4
Tax loss carryforwards	28.4	22.7
Deferred taxes recorded in other comprehensive income	—	1.8
Foreign tax credit carryforwards	52.2	53.3
Other	5.2	3.9
Total deferred tax assets	139.2	150.1
Valuation allowance	(67.9)	(72.5)
Deferred Tax Liabilities:
LIFO inventory	(9.3)	(9.3)
Property, plant and equipment	(15.5)	(19.2)
Intangibles	(280.9)	(304.8)
Unremitted foreign earnings	(7.8)	(5.6)
Deferred taxes recorded in other comprehensive income	(4.1)	—
Other	(1.8)	(2.9)
Total deferred tax liabilities	(319.4)	(341.8)
Net deferred income tax liability	$(248.1)	$(264.2)

Tax Attributes and Related Valuation Allowance
The Company believes that it is more likely than not that it will realize its deferred tax assets through the reduction of future taxable income, other than for the deferred tax assets reflected below.  Tax attributes and related valuation allowances as of December 31, 2019 were as follows.

	Tax Benefit	Valuation Allowance	Carryforward Period Ends
Tax Attributes to be Carried Forward
U.S. federal net operating loss	$0.3	$—	Unlimited
U.S. federal capital loss	0.4	(0.4)	2021
U.S. federal capital loss	2.1	(2.1)	2030-2039
U.S. federal tax credit	52.3	(52.3)	2021-2037
Alternative minimum tax credit	1.0	—	Unlimited
U.S. state and local net operating losses	1.6	—	2020-2039
U.S. state and local tax credit	0.5	—	2020-2039
Non U.S. net operating losses	8.6	(7.6)	Unlimited
Non U.S. capital losses	0.5	(0.5)	Unlimited
Excess interest	14.9	(1.2)	Unlimited
Other deferred tax assets	3.9	(3.8)	Unlimited
Total tax carryforwards	$86.1	$(67.9)

Reconciliation of Changes in Valuation Allowance for Deferred Tax Assets
A reconciliation of the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2019, 2018 and 2017 are as follows.

	2019	2018	2017
Valuation allowance for deferred tax assets at beginning of the period	$72.5	$47.9	$33.6
Revaluation and change due to U.S. Tax Reform	—	23.4	10.7
Charged to tax expense	(5.4)	(4.2)	3.1
Charged to other accounts	0.1	(1.3)	1.6
Deductions(1)	0.7	6.7	(1.1)
Valuation allowance for deferred tax assets at end of the period	$67.9	$72.5	$47.9

(1)	Deductions relate to the realization of net operating losses or the removal of deferred tax assets.

Reconciliation of the Changes in Total Unrecognized Tax Benefits
Total unrecognized tax benefits were $12.5 million, $11.5 million, and $12.6 million for the years ended December 31, 2019, 2018 and 2017, respectively. The net increase in this balance primarily relates to increases related to prior-year positions of $0.6 million and currency fluctuations of $0.4 million. Included in total unrecognized benefits at December 31, 2019 is $12.5 million of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized, of which $0.9 million would be offset by a reduction of a corresponding deferred tax asset. The balance of total unrecognized tax benefits is not expected to significantly increase or decrease within the next twelve months. Below is a tabular reconciliation of the changes in total unrecognized tax benefits during the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Beginning balance	$11.5	$12.6	$6.8
Gross increases for tax positions of prior years	0.6	—	11.2
Gross decreases for tax positions of prior years	—	—	—
Gross increases for tax positions of current year	—	—	0.6
Settlements	—	—	(6.2)
Lapse of statute of limitations	—	(0.5)	(0.3)
Changes due to currency fluctuations	0.4	(0.6)	0.5
Ending balance	$12.5	$11.5	$12.6